Common Stock and Warrants (Details - Fair value assumptions - Broker warrants) - Broker Warrants [Member]	9 Months Ended
Sep. 30, 2021
Class of Stock [Line Items]
Risk free interest rate	0.28%
Expected term (years)	2 years
Expected volatility	196.00%